ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2019
ORGANIZATION
Schedule of significant subsidiaries of the Company, VIEs and subsidiaries of VIEs

(a)	As of December 31, 2019, the significant subsidiaries of the Company and consolidated variable interest entities are as follows:

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities
			Direct
Subsidiaries:
21ViaNet Group Limited (“21Vianet HK”)	May 25, 2007	Hong Kong	100%	Investment holding
21Vianet Data Center Co., Ltd. (“21Vianet China”) (1)	June 12, 2000	PRC	100%	Provision of technical and consultation services and rental of long-lived assets
21Vianet (Foshan) Technology Co.,Ltd. (“FS Technology”) (1)	December 20, 2011	PRC	100%	Trading of network equipment, provision of technical and internet data center services
21Vianet Anhui Suzhou Technology Co.,Ltd. (“SZ Technology”) (1)	November 16, 2011	PRC	100%	Trading of network equipment
21Vianet Hangzhou Information Technology Co., Ltd. (“HZ Technology”) (1)	March 4, 2013	PRC	100%	Provision of internet data center services
21Vianet Mobile Limited (“21V Mobile”)	April 30, 2013	Hong Kong	100%	Investment holding and provision of telecommunication services
Joytone Infotech Co., Ltd. (“SZ Zhuoaiyi”) (1)	April 30, 2013	PRC	100%	Provision of technical and consultation services
21Vianet Ventures Limited ("Ventures")	March 6, 2014	Hong Kong	100%	Investment holding
Abitcool (China) Broadband Inc. (“aBitCool DG”) (1)	June 13, 2014	PRC	100%	Dormant company
Diyixian.com Limited (“DYX”)	August 10, 2014	Hong Kong	100%	Provision of virtual private network services
21Vianet Zhuhai Financial Leasing Co., Ltd. (“Zhuhai Financial Leasing”) (1)	April 9, 2015	PRC	100%	Provision of finance leasing business services
21Vianet DRP Investment Holdings Limited (“DRP investment”)	January 10, 2017	Hong Kong	100%	Investment holding

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities
			Direct
Shihua DC Investment Holdings Limited (“Shihua Investment”)	March 14, 2017	Cayman Islands	51%	Investment holding
21Vianet (Xi’an) Technology Co., Ltd. (“Xi’an Tech”) (1)	July 5, 2012	PRC	51%	Provision of technical and internet data center services
Foshan Zhuoyi Intelligence Data Co., Ltd. (“FS Zhuoyi”) (1)	July 7, 2017	PRC	51%	Provision of internet data center services
Beijing Hongyuan Network Technology Co., Ltd. ("BJ Hongyuan") (1)	December 8, 2014	PRC	51%	Provision of internet data center services
Dermot Holdings Limited (“Dermot BVI”) (3)	August 8, 2014	British Virgin Islands	100%	Investment holding
Shihua DC Investment Holdings 2 Limited(“Shihua Holdings 2”) (4)	August 20, 2019	Cayman Islands	100%	Investment holding
Shanghai Waigaoqiao Free Trade Zone Hongming Logistics Co., Ltd. (“Hongming Logistics”) (1)/(4)	August 20, 2019	PRC	100%	Provision of internet data center services

Variable Interest Entities (the “VIEs”):
Beijing Yiyun Network Technology Co., Ltd. (“21Vianet Technology”) (1) /(2)	October 22, 2002	PRC	—	Provision of internet data center services
Beijing iJoy Information Technology Co., Ltd. (“BJ iJoy”) (1) / (2)	April 30, 2013	PRC	—	Provision of internet data center, content delivery network services
WiFire Network Technology (Beijing) Co., Ltd. (“WiFire Network”) (1) / (2)	April 1, 2014	PRC	—	Provision of telecommunication services

Held directly by 21Vianet Technology:
Beijing 21Vianet Broad Band Data Center Co., Ltd. (“21Vianet Beijing”) (1) / (2)	March 15, 2006	PRC	—	Provision of internet data center services

Held directly by 21Vianet Beijing:
21Vianet (Xi’an) Information Outsourcing Industry Park Services Co., Ltd. (“Xi’an Sub”) (1) / (2)	June 23, 2008	PRC	—	Provision of internet data center services
Langfang Xunchi Computer Data Processing Co., Ltd. (“LF Xunchi”) (1) / (2)	December 19, 2011	PRC	—	Dormant company
Shanghai Blue Cloud Technology Co., Ltd. (“SH Blue Cloud”) (1) / (2)	March 21, 2013	PRC	—	Provision of Office 365 and Windows Azure platform services
Beijing Yichengtaihe Investment Co., Ltd. (“BJ Yichengtaihe”) (1)/ (2)	September 30, 2014	PRC	—	Provision of internet data center services

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities
Direct
Guangzhou Lianyun Big Data Co. Ltd.(1)/(2)	April 14, 2016	PRC	—	Provision of internet data center services
Beijing Xianghu Yunlian Technology Co., Ltd. (“Xianghu Yunlian”)(1)/(2)	November 7, 2018	PRC	—	Provision of internet data center services
Shanghai Hujiang Songlian Technology Co., Ltd.(“Hujiang Songlian”)(1)/(2)	December 17, 2018	PRC	—	Provision of internet data center services
Beijing Shuhai Hulian Technology Co., Ltd. (“BJ Shuhai”)(1)/(2)	January 2, 2019	PRC	—	Provision of internet data center services
Nantong Chenghong Cloud Computing Co., Ltd. (“NT Chenghong”) (1)/(2)	December 19, 2019	PRC	—	Provision of internet data center services

Held directly by DYX and LF Xunchi:
Shenzhen Diyixian Telecommunication Co., Ltd. (“SZ DYX”) (1)	August 10, 2014	PRC	100%	Provision of virtual private network services

(1)	Collectively, the “PRC Subsidiaries”.
(2)	Collectively, the “Consolidated VIEs”.
(3)	On August 10, 2014, the Company and its subsidiary, LF Xunchi, acquired 100% equity interest of Dermot BVI and its subsidiaries (collectively referred to as “Dermot Entities”).
(4)	On August 20, 2019, the Company through its subsidiary, DRP Investment, became the sole shareholder in Shihua Holding 2 and its subsidiaries (Note 4).

Schedule of consolidated VIE before eliminating intercompany balances

The following tables represent the financial information of the Consolidated VIEs as of December 31, 2018 and 2019 and for the years ended December 31, 2017, 2018 and 2019 before eliminating the intercompany balances and transactions between the Consolidated VIEs and other entities within the Company:

	As of December 31,
	2018	2019
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	548,921	591,503	84,964
Restricted cash	203,103	260,961	37,485
Accounts receivable (net of allowance for doubtful debt of RMB69,723 and RMB66,416 (US$9,540) as of December 31, 2018 and 2019, respectively)	375,515	513,440	73,751
Short-term investments	94,000	—	—
Prepaid expenses and other current assets	1,013,563	1,371,564	197,013
Amounts due from related parties	123,726	57,982	8,328
Total current assets	2,358,828	2,795,450	401,541
Non-current assets:
Property and equipment, net	3,103,995	3,580,341	514,284
Intangible assets, net	47,121	151,722	21,794
Land use rights, net	60,078	58,588	8,416
Operating lease right-of-use assets, net	—	1,144,846	164,447
Goodwill	302,647	302,647	43,473
Restricted cash	33,729	66,119	9,497
Deferred tax assets	156,412	180,959	25,993
Amounts due from related parties	13,514	20,654	2,967
Other non-current assets	162,392	262,685	37,732
Long-term investments	219,005	189,571	27,230
Total non-current assets	4,098,893	5,958,132	855,833
Total assets	6,457,721	8,753,582	1,257,374
Current liabilities:
Short-term bank borrowings	50,000	232,323	33,371
Accounts and notes payable	258,048	211,710	30,410
Accrued expenses and other payables	392,619	622,160	89,368
Advance from customers	670,037	1,068,692	153,508
Deferred revenue	51,026	52,088	7,482
Income tax payable	8,519	8,175	1,174
Amounts due to inter-companies (1)	2,117,097	2,786,838	400,304
Amounts due to related parties	51,763	56,977	8,184
Current portion of finance lease liabilities	219,695	220,363	31,653
Current portion of long-term bank borrowings	75,284	32,500	4,668
Deferred government grants	4,173	2,595	373
Current portion of operating lease liabilities	—	410,422	58,953
Total current liabilities	3,898,261	5,704,843	819,448

	As of December 31,
	2018	2019
	RMB	RMB	US$
Non-current liabilities:
Amounts due to inter-companies (1)	1,020,972	1,020,972	146,653
Amounts due to related parties	504,478	745,899	107,142
Long-term bank borrowings	112,000	79,500	11,419
Non-current portion of finance lease liabilities	852,287	549,669	78,955
Unrecognized tax benefits	4,938	1,991	286
Deferred tax liabilities	84,568	82,725	11,883
Deferred government grants	11,619	5,906	848
Non-current portion of operating lease liabilities	—	529,546	76,064
Total non-current liabilities	2,590,862	3,016,208	433,250
Total liabilities	6,489,123	8,721,051	1,252,698

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Net revenues	2,578,893	2,532,854	2,858,176	410,551
Net (loss) profit	(567,395)	52,986	111,592	16,029

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Net cash generated from operating activities	448,051	693,620	495,308	71,147
Net cash (used in) generated from investing activities	(604,507)	132,522	(1,247,764)	(179,230)
Net cash generated from (used in) financing activities	230,921	(423,467)	885,286	127,163
Net increase in cash and cash equivalents and restricted cash	74,465	402,705	132,830	19,080

(1)

Amounts due to inter-companies consist of intercompany payables to the other companies within the Company for the purchase of telecommunication resources and property and equipment on behalf of the Consolidated VIEs.